Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Salaries and wages	R (30,591)	R (26,544)	R (26,214)
Consumable stores	(25,778)	(21,929)	(18,847)
Utilities	(11,029)	(8,465)	(8,099)
Mine contracts	(8,005)	(6,502)	(5,193)
Recycling	(89,756)	(94,537)	(101,013)
Other	(10,779)	(6,745)	(8,975)
Ore reserve development costs capitalised	9,137	6,641	5,535
Cost of sales, before amortisation and depreciation	(89,756)	(94,537)	(101,013)
Amortisation and depreciation	(10,012)	(7,087)	(8,293)
Total cost of sales	(99,768)	(101,624)	(109,306)
Inventory write-down	1,694	111	76
Post-employment benefit expense, defined contribution plans	1,752	1,506	1,520
Work in progress
Disclosure of performance obligations [line items]
Inventory write-down	1,179
Finished goods
Disclosure of performance obligations [line items]
Inventory write-down	423
Recycling
Disclosure of performance obligations [line items]
Recycling	(12,711)	(30,993)	(39,220)
Cost of sales, before amortisation and depreciation	R (12,711)	R (30,993)	R (39,220)